0TYPE 13F-HR
PERIOD 06/30/06
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006



Check here if Amendment   [ X ]  ;    Amendment Number:
This Amendment   (Check only one.) : [ X  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia August 11, 2006

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 1,486,049MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None


                                                                                             (a) Sole (b) S(c) None
ABBOTT LABORATORIES                Com 002824100      $7,667    175,800 SH    Sole             152,200        23,600
ALLEGHENY TECHNOLOGIES             Com 01741R102     $22,015    317,950 SH    Sole             275,650        42,300
ALLSTATE CORPORATION               Com 020002101      $7,038    128,600 SH    Sole             111,500        17,100
ALTRIA GROUP INC                   Com 02209S103     $39,434    537,028 SH    Sole             473,120        63,908
AMERICAN ELECTRIC POWER            Com 025537101     $54,094  1,579,400 SH    Sole           1,372,000       207,400
AMERICAN EXPRESS                   Com 025816109     $36,113    678,560 SH    Sole             589,100        89,460
AMERICAN INTERNATIONAL GROUP       Com 026874107     $26,017    440,595 SH    Sole             382,500        58,095
ANHEUSER BUSCH COS INC             Com 035229103      $7,281    159,700 SH    Sole             140,200        19,500
AT&T INC                           Com 00206R102     $69,844  2,504,280 SH    Sole           2,175,671       328,609
AVON PRODS INC                     Com 054303102     $32,510  1,048,700 SH    Sole             911,000       137,700
BANK OF AMERICA CORP               Com 060505104     $38,360    797,500 SH    Sole             692,100       105,400
BLACK & DECKER CORP                Com 091797100     $29,172    345,400 SH    Sole             300,200        45,200
BRISTOL-MYERS SQUIBB               Com 110122108     $41,552  1,606,800 SH    Sole           1,395,000       211,800
CAMPBELL SOUP CO                   Com 134429109      $8,598    231,700 SH    Sole             200,600        31,100
CATERPILLAR INC                    Com 149123101     $28,014    376,130 SH    Sole             326,750        49,380
CHEVRON CORP                       Com 166764100     $63,953  1,030,500 SH    Sole             894,800       135,700
CIGNA                              Com 125509109     $36,781    373,375 SH    Sole             324,575        48,800
CITIGROUP INC                      Com 172967101     $39,425    817,100 SH    Sole             710,270       106,830
CLEAR CHANNEL COMMUN               Com 184502102      $6,815    220,200 SH    Sole             190,600        29,600
COCA COLA CO                       Com 191216100      $7,391    171,800 SH    Sole             148,600        23,200
DOW CHEMICAL                       Com 260543103     $32,863    842,000 SH    Sole             731,000       111,000
DUPONT                             Com 263534109     $38,854    934,001 SH    Sole             811,963       122,038
ENTERGY CORP                       Com 29364G103     $12,325    174,200 SH    Sole             151,200        23,000
EXELON CORP                        Com 30161N101     $30,442    535,674 SH    Sole             464,674        71,000
EXXON MOBIL CORP.                  Com 30231G102     $56,437    919,925 SH    Sole             799,069       120,856
FORD MTR CO                        Com 345370860      $6,175    891,000 SH    Sole             770,689       120,311
GENERAL DYNAMICS CORP              Com 369550108     $57,667    880,950 SH    Sole             774,750       106,200
GENERAL ELECTRIC                   Com 369604103     $37,308  1,131,925 SH    Sole             984,000       147,925
GENERAL MTRS CORP                  Com 370442105     $10,613    356,250 SH    Sole             308,350        47,900
GOLDMAN SACHS GROUP                Com 38141G104     $25,325    168,350 SH    Sole             146,150        22,200
HARTFORD FINL SVCS                 Com 416515104     $50,811    600,600 SH    Sole              521700        78,900
HCA INC                            Com 404119109      $9,935    230,250 SH    Sole             200,050        30,200
HEINZ                              Com 423074103      $8,479    205,700 SH    Sole             178,000        27,700
INTERNATIONAL BUSINESS MACHINES    Com 459200101     $28,048    365,110 SH    Sole             317,175        47,935
INTERNATIONAL PAPER                Com 460146103      $6,712    207,788 SH    Sole             180,088        27,700
JPMORGAN CHASE & CO.               Com 46625H100     $42,011  1,000,273 SH    Sole             869,776       130,497
LEHMAN BROTHERS HOLDINGS INC.      Com 524908100     $12,014    184,400 SH    Sole             160,100        24,300
LIMITED BRANDS INC                 Com 532716107      $7,935    310,100 SH    Sole             268,300        41,800
MCDONALDS CORP                     Com 580135101      $5,002    148,855 SH    Sole             129,225        19,630
MERCK & CO. INC.                   Com 589331107     $46,407  1,273,864 SH    Sole           1,108,674       165,190
MERRILL LYNCH & CO                 Com 590188108     $52,794    758,975 SH    Sole             659,175        99,800
NORFOLK SOUTHERN                   Com 655844108     $25,695    482,800 SH    Sole             419,400        63,400
OFFICEMAX INC DEL                  Com 67622P101     $11,141    273,400 SH    Sole             236,600        36,800
PFIZER INC                         Com 717081103     $60,950  2,596,920 SH    Sole           2,252,150       344,770
SARA LEE CORP                      Com 803111103      $5,942    370,900 SH    Sole             321,500        49,400
SOUTHERN CO.                       Com 842587107     $38,915  1,214,191 SH    Sole           1,054,500       159,691
UNITED TECHNOLOGIES                Com 913017109      $5,818     91,745 SH    Sole              79,400        12,345
US BANCORP DEL                     Com 902973304      $7,102    229,994 SH    Sole             198,591        31,403
VERIZON COMMUNICATIONS             Com 92343V104     $76,084  2,271,830 SH    Sole           1,975,765       296,065
WELLS FARGO & CO                   Com 949746101     $39,448    588,075 SH    Sole             510,075        78,000
WEYERHAEUSER CORP.                 Com 962166104     $34,723    557,800 SH    Sole             484,500        73,300
                                                  $1,486,049



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